Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Special goodwill reserve	Other capital reserves	Treasury shares	Legal reserve	Tax incentive reserve	Expansion and modernization reserve	Retained earnings	Proposed additional dividends	Other comprehensive income accumulated	Total
Equity at beginning of period at Dec. 31, 2015	R$ 63,571,416	R$ 63,074	R$ 1,297,295	R$ (87,805)	R$ 1,703,643	R$ 6,928	R$ 700,000		R$ 1,287,223	R$ 25,468	R$ 68,567,242
Payment of additional dividend									(1,287,223)		(1,287,223)
Prescribed equity instruments, including unclaimed dividends and interest on equity								R$ 221,559			221,559
Preferred shares delivered referring to the judical process of expansion plan			2	15							17
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives						10,141		(10,141)
Other comprehensive income (loss)								(156,266)		(14,007)	(170,273)
Net income for the year								4,085,242			4,085,242
Allocation of income:
Legal reserve					204,262			(204,262)
Interim interest on equity								(2,172,145)			(2,172,145)
Reversal expansion and Modernization Reserve							(700,000)	700,000
Expansion and Modernization Reserve							550,000	(550,000)
Additional proposed dividends								(1,913,987)	1,913,987
Equity at end of period at Dec. 31, 2016	63,571,416	63,074	1,297,297	(87,790)	1,907,905	17,069	550,000	0	1,913,987	11,461	69,244,419
Payment of additional dividend									(1,913,987)		(1,913,987)
Prescribed equity instruments, including unclaimed dividends and interest on equity								101,778			101,778
Repurchase of preferred shares				(32)							(32)
Preferred shares delivered referring to the judical process of expansion plan				2							2
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives						10,815		(10,815)
Equity transactions			(59,029)								(59,029)
Other comprehensive income (loss)								(113,811)		9,867	(103,944)
Net income for the year								4,608,790			4,608,790
Allocation of income:
Legal reserve					230,439			(230,439)
Interim interest on equity								(2,416,639)			(2,416,639)
Reversal expansion and Modernization Reserve							(550,000)	550,000
Expansion and Modernization Reserve							297,000	(297,000)
Additional proposed dividends								(2,191,864)	2,191,864
Equity at end of period at Dec. 31, 2017	63,571,416	63,074	1,238,268	(87,820)	2,138,344	27,884	297,000		2,191,864	21,328	69,461,358
Effects of the initial adoption of IFRS 9 and 15, net of taxes								(138,663)			(138,663)
Payment of additional dividend									(2,191,864)		(2,191,864)
Prescribed equity instruments, including unclaimed dividends and interest on equity								152,770			152,770
Corporate Income Tax Return (DIPJ) adjustments - Tax incentives						11,529		(11,529)
Equity transactions			10								10
Other comprehensive income (loss)								(62,739)		7,897	(54,842)
Net income for the year								8,928,258			8,928,258
Allocation of income:
Legal reserve					446,413			(446,413)
Interim interest on equity								(4,550,000)			(4,550,000)
Reversal expansion and Modernization Reserve							(297,000)	297,000
Expansion and Modernization Reserve							1,700,000	(1,700,000)
Additional proposed dividends								(2,468,684)	2,468,684
Equity at end of period at Dec. 31, 2018	R$ 63,571,416	R$ 63,074	R$ 1,238,278	R$ (87,820)	R$ 2,584,757	R$ 39,413	R$ 1,700,000	R$ 0	R$ 2,468,684	R$ 29,225	R$ 71,607,027